Variable Interest Entities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
P3 Health Partners Inc.
Variable Interest Entity [Line Items]
Summary of balance sheet and income statement of VIEs

	Successor
ASSETS	June 30, 2022	December 31, 2021
Cash	$8,589,392	$7,570,247
Client Fees and Insurance Receivable, net	22,025	60,815
Prepaid Expenses and Other Current Assets	513,781	406,372
Property, Plant and Equipment, net	45,134	36,416
Investment in Other P3 Entities	6,000,000	6,000,000
TOTAL ASSETS	15,170,332	14,073,850
LIABILITIES AND MEMBERS’ DEFICIT
Accounts Payable and Accrued Expenses	6,677,891	4,804,704
Accrued Payroll	1,143,976	1,303,615
Due to Consolidated Entities of P3	28,601,805	24,110,831
TOTAL LIABILITIES	36,423,672	30,219,150
MEMBERS’ DEFICIT	(21,253,340)	(16,145,300)
TOTAL LIABILITIES AND MEMBERS’ DEFICIT	$15,170,332	$14,073,850

	Successor	Predecessor
	Three Months Ended	Three Months Ended
	June 30, 2022	June 30, 2021
		(As Restated)
Revenue	$12,955,029	$2,081,167
Expenses	16,057,134	1,870,227
Net Loss	$(3,102,105)	$210,940

	Successor	Predecessor
	Six Months Ended	Six Months Ended
	June 30, 2022	June 30, 2021
		(As Restated)
Revenue	$25,868,574	$4,119,517
Expenses	30,976,614	7,190,869
Net Loss	$(5,108,040)	$(3,071,352)

	Successor	Predecessor
		2020
	2021	(As Restated)
ASSETS
Cash	$7,570,247	$183,836
Client Fees and Insurance Receivable, net	60,815	335,358
Prepaid Expenses and Other Current Assets	406,372	285,363
Property and Equipment, net	36,416	22,309
Investment in Other P3 Entities	6,000,000	—
TOTAL ASSETS	$14,073,850	$826,866
LIABILITIES AND MEMBERS’ DEFICIT
Accounts Payable and Accrued Expenses	$4,804,704	$686,680
Accrued Payroll	1,303,615	1,019,940
Due to Consolidated Entities of P3	24,110,831	19,354,259
TOTAL LIABILITIES	30,219,150	21,060,879
MEMBERS’ DEFICIT	(16,145,300)	(20,234,013)
TOTAL LIABILITIES AND MEMBERS’ DEFICIT	$14,073,850	$826,866

	Successor	Predecessor
	December 3, 2021	January 1, 2021	Year Ended	Year Ended
	through December 31,	through December 2,	December 31, 2020	December 31, 2019
	2021	2021	(As Restated)	(As Restated)
Revenue	$843,747	$7,580,124	$7,611,427	$4,389,688
Expenses	1,202,951	12,293,365	13,100,138	13,035,788
Net Loss	$(359,204)	$(4,713,241)	$(5,488,711)	$(8,646,100)